WARRANT LIABILITIES - Warrant Liability Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
WARRANT LIABILITIES
Beginning Balance	1,000,000
Ending Balance	1,000,000	1,000,000
Exercisable	1,000,000
Beginning Balance (in US$ per Ordinary Share)	$ 4
Ending Balance (in US$ per Ordinary Share)	4	$ 4
Exercisable (in US$ per Ordinary Share)	$ 4
Weighted Average Remaining Life (in years)	2 years 1 month 6 days	2 years 7 months 2 days
Exercisable (in years)	2 years 1 month 6 days